Subsequent Events (Details) - BTIG - Forecast $ in Millions	3 Months Ended
Jun. 30, 2026 USD ($) shares
Subsequent Event [Line Items]
Purchase price	$ 1,000.0
Purchase price, targeted amount	725.0
Cash portion of purchase price	$ 362.5
Equity portion of purchase price (in shares) | shares	6,600,594
Additional cash consideration	$ 275.0
Additional cash consideration, period payable	3 years